Retirement-Related Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block
Retirement-related benefits net periodic (income)/cost in the Consolidated Statement of Earnings

($ in millions)

	U.S. Plans			Non-U.S. Plans			Total
For the year ended December 31:	2014	2013	2012	2014	2013	2012	2014	2013	2012
Defined benefit pension plans	$(833)	$(223)	$(526)	$1,267	$1,396	$1,040	$434	$1,173	$515
Retention Plan	15	21	18	—	—	—	15	21	18
Total defined benefit pension plans
(income)/cost	$(818)	$(202)	$(507)	$1,267	$1,396	$1,040	$449	$1,195	$533
IBM 401(k) Plus Plan and
non-U.S. plans	$713	$785	$857	$526	$575	$621	$1,239	$1,361	$1,478
Excess 401(k)	14	24	29	—	—	—	14	24	29
Total defined contribution plans cost	$727	$809	$885	$526	$575	$621	$1,253	$1,384	$1,506
Nonpension postretirement benefit
plans cost	$206	$218	$268	$66	$79	$82	$272	$298	$350
Total retirement-related benefits
net periodic cost	$115	$826	$646	$1,859	$2,051	$1,743	$1,974	$2,876	$2,389

Summary of the total projected benefit obligation (PBO) for defined benefit plans, accumulated postretirement benefit obligation (APBO) for nonpension postretirement benefit plans (benefit obligations), fair value of plan assets and the associated funded status
($ in millions)

	Benefit Obligations		Fair Value of Plan Assets		Funded Status*
At December 31:	2014	2013	2014	2013	2014	2013
U.S. Plans
Overfunded plans
Qualified PPP	$54,708	$49,315	$55,772	$53,954	$1,065	$4,639
Underfunded plans
Excess PPP	$1,602	$1,425	$—	$—	$(1,602)	$(1,425)
Retention Plan	334	294	—	—	(334)	(294)
Nonpension postretirement benefit plan	5,053	4,633	16	177	(5,037)	(4,456)
Total underfunded U.S. plans	$6,989	$6,352	$16	$177	$(6,973)	$(6,175)
Non-U.S. Plans
Overfunded plans
Qualified defined benefit pension plans	$16,794	$9,336	$17,888	$10,240	$1,094	$904
Nonpension postretirement benefit plans	11	10	11	11	0	1
Total overfunded non-U.S. plans	$16,804	$9,346	$17,898	$10,251	$1,094	$905
Underfunded plans
Qualified defined benefit pension plans	$26,278	$32,697	$21,655	$29,223	$(4,623)	$(3,474)
Nonqualified defined benefit pension plans	6,762	6,587	—	—	(6,762)	(6,587)
Nonpension postretirement benefit plans	806	822	73	81	(733)	(741)
Total underfunded non-U.S. plans	$33,846	$40,106	$21,729	$29,304	$(12,118)	$(10,802)
Total overfunded plans	$71,512	$58,661	$73,671	$64,205	$2,159	$5,544
Total underfunded plans	$40,836	$46,458	$21,745	$29,481	$(19,091)	$(16,977)

* Funded status is recognized in the Consolidated Statement of Financial Position as follows: Asset amounts as prepaid pension assets; (Liability) amounts as compensation and benefits (current liability) and retirement and nonpension postretirement benefit obligations (noncurrent liability).

Changes in benefit obligations and plan assets
($ in millions)

	Defined Benefit Pension Plans						Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans				U.S. Plan		Non-U.S. Plans
	2014	2013	2014		2013		2014	2013	2014	2013
Change in benefit obligation
Benefit obligation at January 1	$51,034	$56,810	$48,620		$49,319		$4,633	$5,282	$832	$1,019
Service cost	—	—	449		501		26	35	7	10
Interest cost	2,211	1,980	1,533		1,524		187	164	63	60
Plan participants’ contributions	—	—	37		42		61	191	—	—
Acquisitions/divestitures, net	—	—	(90)		89		0	(2)	0	0
Actuarial losses/(gains)	6,968	(4,344)	6,662		(362)		548	(481)	38	(89)
Benefits paid from trust	(3,455)	(3,303)	(1,985)		(1,920)		(388)	(557)	(5)	(6)
Direct benefit payments	(114)	(108)	(465)		(464)		(37)	(43)	(26)	(28)
Foreign exchange impact	—	—	(5,073)		(115)		—	—	(91)	(89)
Medicare/Government subsidies	—	—	—		—		23	30	—	—
Amendments/curtailments/
settlements/other	—	—	146		6		0	15	(1)	(44)
Benefit obligation at December 31	$56,643	$51,034	$49,834		$48,620		$5,053	$4,633	$817	$832
Change in plan assets
Fair value of plan assets at January 1	$53,954	$53,630	$39,464		$38,058		$177	$433	$92	$119
Actual return on plan assets	5,274	3,626	5,579		2,515		0	0	9	5
Employer contributions	—	—	465		449		166	110	0	0
Acquisitions/divestitures, net	—	—	(59)		35		0	—	0	0
Plan participants’ contributions	—	—	37		42		61	191	—	—
Benefits paid from trust	(3,455)	(3,303)	(1,985)		(1,920)		(388)	(557)	(5)	(6)
Foreign exchange impact	—	—	(4,049)		121		—	—	(11)	(14)
Amendments/curtailments/
settlements/other	—	—	93	*	164	*	—	—	0	(12)
Fair value of plan assets at
December 31	$55,772	$53,954	$39,543		$39,464		$16	$177	$84	$92
Funded status at December 31	$(871)	$2,920	$(10,291)		$(9,157)		$(5,037)	$(4,456)	$(733)	$(740)
Accumulated benefit obligation**	$56,643	$51,034	$47,516		$47,806		N/A	N/A	N/A	N/A

* Includes the reinstatement of certain plan assets in Brazil due to government rulings in 2011 and 2013 allowing certain previously restricted plan assets to be returned to IBM. The assets will be returned to IBM monthly over a three-year period, starting June 2011 and September 2013 respectively, with approximately $122 million returned during 2014. The remaining surplus in Brazil at December 31, 2014 remains excluded from total plan assets due to continued restrictions imposed by the government on the use of those plan assets.

 **     Represents the benefit obligation assuming no future participant compensation increases.

 N/A—Not applicable

Net funded status
($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
At December 31:	2014	2013	2014	2013	2014	2013	2014	2013
Prepaid pension assets	$1,065	$4,639	$1,095	$912	$0	$0	$0	$1
Current liabilities—
compensation and benefits	(111)	(107)	(326)	(364)	(381)	(256)	(13)	(16)
Noncurrent liabilities—retirement
and nonpension postretirement
benefit obligations	(1,825)	(1,612)	(11,060)	(9,705)	(4,656)	(4,200)	(720)	(725)
Funded status—net	$(871)	$2,920	$(10,291)	$(9,157)	$(5,037)	$(4,456)	$(733)	$(740)

Pre-tax net loss and prior service costs/(credits) and transition (assets)/liabilities recognized in other comprehensive income/(loss) and the changes in pre-tax net loss, prior service costs/(credits) and transition (assets)/liabilities recognized in accumulated other comprehensive income/(loss)
($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2014	2013	2014	2013	2014	2013	2014	2013
Net loss at January 1	$13,709	$19,488	$19,777	$22,188	$304	$806	$161	$269
Current period loss/(gain)	5,789	(3,989)	3,324	(814)	548	(480)	38	(85)
Curtailments and settlements	—	—	(25)	3	—	—	1	0
Amortization of net loss included in
net periodic (income)/cost	(1,056)	(1,790)	(1,400)	(1,600)	0	(21)	(11)	(23)
Net loss at December 31	$18,442	$13,709	$21,676	$19,777	$852	$304	$189	$161
Prior service costs/(credits) at January 1	$120	$130	$(496)	$(614)	$15	$—	$(32)	$(6)
Current period prior service costs/(credits)	—	—	(1)	0	—	15	0	(31)
Amortization of prior service (costs)/
credits included in net periodic
(income)/cost	(10)	(10)	111	119	7	—	5	5
Prior service costs/(credits) at
December 31	$110	$120	$(386)	$(496)	$23	$15	$(26)	$(32)
Transition (assets)/liabilities at January 1	$—	$—	$0	$0	$—	$—	$0	$0
Amortization of transition assets/
(liabilities) included in net periodic
(income)/cost	—	—	0	0	—	—	0	0
Transition (assets)/liabilities at
December 31	$—	$—	$0	$0	$—	$—	$0	$0
Total loss recognized in accumulated
other comprehensive income/(loss)*	$18,552	$13,829	$21,290	$19,281	$875	$319	$163	$129

*            See note L, “Equity Activity,” on pages 118 through 121 for the total change in AOCI, and the Consolidated Statement of Comprehensive Income for the components of net periodic (income)/cost, including the related tax effects, recognized in OCI for the retirement-related benefit plans.

Pre-tax estimated net loss, estimated prior service costs/(credits) and estimated transition (assets)/liabilities of the retirement-related benefit plans that will be amortized from accumulated other comprehensive income/(loss) into net periodic (income)/cost and recorded in the Consolidated Statement of Earnings in next year
($ in millions)

	Defined Benefit		Nonpension Postretirement
	Pension Plans		Benefit Plans
	U.S. Plans	Non-U.S. Plans	U.S. Plan	Non-U.S. Plans
Net loss	$1,659	$1,693	$43	$11
Prior service costs/(credits)	10	(98)	(7)	(5)
Transition (assets)/liabilities	–	–	–	–

Defined benefit pension plans' major asset categories and their associated fair value

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2014. The U.S. Plan consists of the Qualified PPP and the Non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)

	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities(a)	$11,527	$1	$—	$11,528	$5,652	$—	$—	$5,652
Equity commingled/mutual funds(b)(c)	85	2,277	—	2,362	126	7,415	—	7,540
Fixed income
Government and related(d)	—	7,883	—	7,883	—	8,159	32	8,191
Corporate bonds(e)	—	18,828	4	18,832	—	2,063	1	2,063
Mortgage and asset-backed securities	—	567	20	587	—	238	—	238
Fixed income commingled/
mutual funds(b)(f)	312	3,118	295	3,725	87	9,715	—	9,802
Insurance contracts	—	—	—	—	—	1,053	—	1,053
Cash and short-term investments(g)	345	2,304	—	2,650	158	393	—	551
Hedge funds	—	1,474	889	2,362	—	745	—	745
Private equity(h)	—	—	3,287	3,287	—	—	513	513
Private real estate(h)	—	—	2,942	2,942	—	—	664	664
Derivatives(i)	(55)	3	—	(53)	2	846	—	848
Other commingled/mutual funds(b)(j)	—	—	—	—	33	1,513	220	1,766
Subtotal	12,214	36,455	7,437	56,106	6,056	32,139	1,429	39,625
Other(k)	—	—	—	(333)	—	—	—	(82)
Fair value of plan assets	$12,214	$36,455	$7,437	$55,772	$6,056	$32,139	$1,429	$39,543

  Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $55 million, representing 0.1 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $21 million, representing 0.1 percent of the non-U.S. Plans assets.
  Commingled funds represent pooled institutional investments.
  Invests in predominantly equity securities.
  Includes debt issued by national, state and local governments and agencies.
  The U.S. Plan includes IBM corporate bonds of $10 million, representing 0.02 percent of the U.S. Plan assets. Non-U.S. plans include IBM corporate bonds of $4 million representing 0.01 percent of the non-U.S. Plan assets.
  Invests in predominantly fixed-income securities.
  Includes cash and cash equivalents and short-term marketable securities.
  Primarily includes limited partnerships.
  Includes interest rate derivatives, forwards, exchange traded and other over-the-counter derivatives.
  Invests in both equity and fixed-income securities.
  Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2013. The U.S. Plan consists of the Qualified PPP and the Non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)

	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities(a)	$15,929	$—	$—	$15,929	$6,489	$—	$—	$6,489
Equity commingled/mutual funds(b)(c)	216	2,593	—	2,809	132	8,325	—	8,457
Fixed income
Government and related(d)	—	7,093	1	7,094	—	8,682	42	8,724
Corporate bonds (e)	—	14,639	5	14,644	—	1,881	4	1,885
Mortgage and asset-backed securities	—	691	19	709	—	8	—	8
Fixed income commingled/
mutual funds(b)(f)	221	716	274	1,211	75	8,596	—	8,670
Insurance contracts	—	—	—	—	—	1,196	—	1,196
Cash and short-term investments(g)	427	1,915	—	2,343	154	451	—	605
Hedge funds	—	1,368	860	2,228	—	740	—	740
Private equity(h)	—	—	3,771	3,771	—	—	410	410
Private real estate(h)	—	—	3,038	3,038	—	—	655	655
Derivatives(i)	1	6	—	7	1	150	—	151
Other commingled/mutual funds(b)(j)	—	—	—	—	36	1,518	—	1,554
Subtotal	16,795	29,021	7,968	53,784	6,886	31,547	1,110	39,544
Other(k)	—	—	—	170	—	—	—	(80)
Fair value of plan assets	$16,795	$29,021	$7,968	$53,954	$6,886	$31,547	$1,110	$39,464

  Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $83 million, representing 0.2 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $31 million, representing 0.1 percent of the non-U.S. Plans assets.
  Commingled funds represent pooled institutional investments.
  Invests in predominantly equity securities.
  Includes debt issued by national, state and local governments and agencies.
  The U.S. Plan includes IBM corporate bonds of $9 million, representing 0.02 percent of the U.S. Plan assets. Non-U.S. plans include IBM corporate bonds of $1 million representing 0.001 percent of the non-U.S. Plan assets.
  Invests in predominantly fixed-income securities.
  Includes cash and cash equivalents and short-term marketable securities.
  Includes limited partnerships and venture capital partnerships.
  Primarily includes interest rate derivatives and, to a lesser extent, forwards, exchange traded and other over-the-counter derivatives.
  Invests in both equity and fixed-income securities.
  Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

Defined benefit pension plans with accumulated benefit obligations (ABO) in excess of plan assets
	2014		2013
	Benefit	Plan	Benefit	Plan
At December 31:	Obligation	Assets	Obligation	Assets
Plans with PBO in excess of plan assets	$34,976	$21,655	$41,003	$29,223
Plans with ABO in excess of plan assets	33,148	20,680	40,315	29,213
Plans with assets in excess of PBO	71,501	73,660	58,651	64,194

Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block
Components of net periodic (income)/cost of the company's retirement-related benefit plans
($ in millions)

	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
For the year ended December 31:	2014	2013	2012	2014	2013	2012
Service cost	$—	$—	$—	$449	$501	$443
Interest cost	2,211	1,980	2,196	1,533	1,524	1,779
Expected return on plan assets	(4,096)	(3,981)	(4,043)	(2,247)	(2,195)	(2,303)
Amortization of transition assets	—	—	—	0	0	0
Amortization of prior service costs/(credits)	10	10	10	(111)	(119)	(154)
Recognized actuarial losses	1,056	1,790	1,331	1,400	1,600	1,027
Curtailments and settlements	—	—	—	26	0	0
Multi-employer plans/other costs*	—	—	—	217	85	247
Total net periodic (income)/cost	$(818)	$(202)	$(507)	$1,267	$1,396	$1,040

Assumptions used to measure the net periodic (income)/cost and benefit obligations
	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
	2014	2013	2012	2014	2013	2012
Weighted-average assumptions used to measure net
periodic (income)/cost for the year ended December 31
Discount rate	4.50%	3.60%	4.20%	3.32%	3.23%	4.28%
Expected long-term returns on plan assets	8.00%	8.00%	8.00%	6.08%	6.21%	6.26%
Rate of compensation increase	N/A	N/A	N/A	2.52%	2.51%	2.43%
Weighted-average assumptions used to measure
benefit obligations at December 31
Discount rate	3.70%	4.50%	3.60%	2.34%	3.32%	3.23%
Rate of compensation increase	N/A	N/A	N/A	2.49%	2.52%	2.51%

N/A—Not applicable

Total expected benefit payments
($ in millions)

	Qualified	Nonqualified	Qualified	Nonqualified	Total Expected
	U.S. Plan	U.S. Plans	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments	Payments
2015	$3,449	113	1,849	348	5,758
2016	3,476	115	1,854	344	5,790
2017	3,492	117	1,880	348	5,837
2018	3,501	118	1,911	357	5,887
2019	3,458	120	1,949	374	5,901
2020–2024	17,566	607	10,290	2,060	30,523

Nonpension Postretirement Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block
Components of net periodic (income)/cost of the company's retirement-related benefit plans
($ in millions)

	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
For the year ended December 31:	2014	2013	2012	2014	2013	2012
Service cost	$26	$35	$36	$7	$10	$14
Interest cost	187	164	200	63	60	64
Expected return on plan assets	0	(1)	—	(9)	(9)	(9)
Amortization of transition assets	—	—	—	0	0	0
Amortization of prior service costs/(credits)	(7)	—	—	(5)	(5)	(4)
Recognized actuarial losses	0	21	32	11	23	17
Curtailments and settlements	—	—	—	0	0	0
Total net periodic cost	$206	$218	$268	$66	$79	$82

* The 2014 Non-U.S. plans amount includes $148 million related to the IBM Spain pension litigation and the 2012 Non-U.S. plans amount includes $162 million related to the IBM UK pension litigation. See page 136 for additional information.

Assumptions used to measure the net periodic (income)/cost and benefit obligations
	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
	2014	2013	2012	2014	2013	2012
Weighted-average assumptions used to measure
net periodic cost for the year ended December 31
Discount rate	4.10%	3.30%	3.90%	7.78%	6.43%	7.37%
Expected long-term returns on plan assets	N/A %	0.35%	N/A	10.22%	9.01%	9.01%
Weighted-average assumptions used to measure
benefit obligations at December 31
Discount rate	3.40%	4.10%	3.30%	7.51%	7.78%	6.43%

N/A—Not applicable

Total expected benefit payments
($ in millions)
				Total
		Qualified	Nonqualified	Expected
	U.S. Plan	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments
2015	$426	$8	$31	$465
2016	405	8	35	448
2017	410	9	38	457
2018	412	9	41	463
2019	412	10	44	466
2020–2024	1,871	59	257	2,187

U.S. Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block
Reconciliation of the beginning and ending balances of Level 3 assets
($ in millions)

			Mortgage
			and Asset-	Fixed Income
	Government	Corporate	Backed	Commingled/	Hedge	Private	Private
	and Related	Bonds	Securities	Mutual Funds	Funds	Equity	Real Estate	Total
Balance at January 1, 2014	$1	$5	$19	$274	$860	$3,771	$3,038	$7,968
Return on assets held at end of year	—	0	0	21	28	(10)	197	238
Return on assets sold during the year	—	0	0	—	—	332	199	531
Purchases, sales and settlements, net	—	0	(3)	—	—	(807)	(492)	(1,302)
Transfers, net	(1)	(1)	4	—	—	—	—	2
Balance at December 31, 2014	$—	$4	$20	$295	$889	$3,287	$2,942	$7,437

($ in millions)

			Mortgage
			and Asset-	Fixed Income
	Government	Corporate	Backed	Commingled/	Hedge	Private	Private
	and Related	Bonds	Securities	Mutual Funds	Funds	Equity	Real Estate	Total
Balance at January 1, 2013	$6	$11	$45	$267	$756	$4,085	$2,861	$8,032
Return on assets held at end of year	0	0	(1)	7	104	1,104	889	2,103
Return on assets sold during the year	0	0	0	—	0	(528)	(412)	(939)
Purchases, sales and settlements, net	(5)	3	0	—	0	(891)	(301)	(1,194)
Transfers, net	0	(8)	(26)	—	—	—	—	(33)
Balance at December 31, 2013	$1	$5	$19	$274	$860	$3,771	$3,038	$7,968

Non-U.S. Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block
Reconciliation of the beginning and ending balances of Level 3 assets
($ in millions)
					Other
	Government	Corporate	Private	Private	Commingled/
	and Related	Bonds	Equity	Real Estate	Mutual Funds	Total
Balance at January 1, 2014	$42	$4	$410	$655	$—	$1,110
Return on assets held at end of year	3	0	26	83	26	138
Return on assets sold during the year	0	0	46	(12)	—	34
Purchases, sales and settlements, net	(8)	(3)	75	(13)	104	155
Transfers, net	—	—	0	—	102	102
Foreign exchange impact	(5)	0	(45)	(49)	(12)	(110)
Balance at December 31, 2014	$32	$1	$513	$664	$220	$1,429

($ in millions)

	Government	Corporate	Private	Private
	and Related	Bonds	Equity	Real Estate	Total
Balance at January 1, 2013	$76	$5	$353	$609	$1,042
Return on assets held at end of year	(12)	0	1	33	22
Return on assets sold during the year	1	0	18	(3)	16
Purchases, sales and settlements, net	(24)	(1)	26	1	1
Foreign exchange impact	2	0	12	15	29
Balance at December 31, 2013	$42	$4	$410	$655	$1,110